Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
The net unrealized gains (losses) on open contracts at December 31, 2014 and 2013, respectively, reported as a component of “Trading Equity” on the Statements of Financial Condition, and their longest contract maturities were as follows:

Spectrum Select
	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2014	5,296,681	495,854	5,792,535	Mar. 2019	Mar. 2015
2013	6,193,496	458,936	6,652,432	Dec. 2017	Mar. 2014

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
Spectrum Technical
	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2014	172,160	432,710	604,870	Mar. 2018	Jun. 2015
2013	817,366	408,224	1,225,590	Jun. 2018	Jun. 2014